Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Geier Strategic Total Return Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Geier Strategic Total Return Fund (the “Fund”) is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Geier Strategic Total Return Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Fee for Redemptions Paid by Wire	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Geier Strategic Total Return Fund
Management Fees		1.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.56%
Acquired Fund Fees and Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		2.04%
Fee Recoupment or (Fee Waiver/Expense Reimbursement )	[2]	0.04%
Total Annual Fund Operating Expenses (Net of Fee Waiver/Expense Reimbursement)		2.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding interest, taxes, brokerages commissions, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Excluded Expenses") to no more than 1.70% of the Fund's average daily net assets. The contractual arrangement is in effect through February 28, 2014. This limitation also excludes any "acquired fund fees and expenses" as that term is described in the Fund's prospectus. Under certain circumstances, the Adviser may recover any expenses waived and/or reimbursed during the three-year period prior to the period in which such expenses are waived and/or reimbursed (the "Recoupment Right"). To the extent the Adviser reimburses the Fund for any Excluded Expenses, the Adviser is entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Geier Strategic Total Return Fund	211	643	1,102	2,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 91.30% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a flexible fund, which means it allocates its investments primarily among equity securities, fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and other investments that are selected mainly for their long-term growth potential. The Fund may invest in issuers of any size throughout the world. When choosing the combination of investments, the Adviser considers various factors, including opportunities for each position to increase in value, expected dividends, or interest income in the short term, intermediate term and long term, and in response to changing markets and economic trends. The Fund generally seeks some diversification across markets in an effort to manage portfolio volatility.

The Adviser seeks to provide conservative growth of the Fund over the long term by attempting to employ prudent investment risk within the Fund, while emphasizing protection of capital. The Fund may have unusually large allocations to cash and cash equivalents and may employ hedging strategies during periods when the Adviser believes a defensive posture is prudent. In selecting investments for the Fund, the Adviser uses an approach that combines fundamental “top-down” macro-economic analysis with technical analysis. The Adviser considers such macro-economic factors as economic conditions, earnings, industry and sector outlooks, politics, historical data, price-to-earnings ratios, dividends, general level of interest rates, company management and tax benefits as well as certain technical factors such as past market activity and price and volume data. The Adviser then looks for individual companies or securities that it believes are expected to offer earnings growth potential that may not be recognized by the market at large. The Adviser may also consider whether a particular security or other investment potentially offers current income.

Because of its conservative emphasis, the Fund may, at times, be heavily positioned in bonds and debt securities during normal market cycles. The Fund may go entirely into cash and also may employ hedging strategies through the use of ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a defensive posture is needed.

The Fund’s investments in equity securities may include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase common stock, and convertible securities, which are securities that are convertible into common stock), REITs, and shares of other investment companies (including open-end and closed-end funds and ETFs) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may make investments in securities of issuers in any market capitalization range.

The Fund’s investments in fixed income securities may include U.S. treasury notes and bonds, investment grade corporate debt securities, municipal securities, high-yield securities (commonly known as “junk bonds”), debt securities of foreign issuers and shares of other investment companies whose portfolios primarily consist of fixed income securities. The Fund will not observe any quality or maturity limitations with respect to the Fund’s fixed income investments.

The Fund may also invest in shares of other investment companies or ETFs whose portfolios primarily consist of physical commodities such as gold, silver, and other precious metals, as well as invest in the securities of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals.

The Adviser may utilize inverse ETFs, including double inverse (or ultra-short) ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a temporary defensive posture is needed. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling. Rather than sell a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETF’s that are correlated to the holding to mitigate the effect on the Fund.

The Fund may utilize derivatives. The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

The Adviser attempts to maintain the purchasing power of the Fund by considering the impact of CPI on inflation and the relationship of the U.S. dollar to other currencies. The Adviser may add investments to the Fund’s portfolio that offset inflationary and currency effects when it deems necessary - for example, the Fund may invest in ETF indices or other investments that are linked to the U.S. dollar and other currencies as well as the CPI index, that rise or fall based on the index, in an attempt to mitigate the adverse effect on Fund holdings.

The Adviser intends to position the Fund to reflect the overall macro environment as the Adviser views it for the coming year. The Advisor believes stocks, in general, are fairly valued. The Adviser anticipates holding substantially greater positions in bonds than in equities, while monitoring the dynamics of interest rates and the speed at which the economy expands. The portfolio will also likely be heavily weighted in higher grade global corporate bonds, utilities, and dividend paying stocks. The remainder of the portfolio will likely be allocated among gold and precious metals ETFs, lower grade high-yield bonds, emerging market securities, and REITs. These allocations may change at any time depending on the Adviser’s view of economic trends. The Adviser retains flexibility in the Fund’s investments, which allows the Adviser to react to an ever-changing economic environment.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and sale of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Commodity Risk. Some of the funds and ETFs in which the Fund may invest may invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests (described below under “RIC Qualification Risk.” This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. The Adviser is under no contractual obligation to reimburse the Fund under its expense limitation arrangements for any tax liability that may arise as a result of the Fund’s failure to satisfy any aspect of the requirements to qualify as a RIC.

Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Small and Mid-Cap Risk. To the extent the Fund invests in underlying funds that invest in small and mid-cap companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

Municipal Securities Risk. Investing in municipal securities subjects the Fund to the risk that litigation, legislation or other political events, local businesses or economic conditions or the bankruptcy of the issuer could affect the issuer’s ability to make payments of principal and/or interest. Additionally, there is the risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Currency Risk. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Derivatives Risk. The Fund may use derivatives such as put and call options on stocks and stock indices, and it may use index futures contracts and options thereon. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund’s portfolio, the Fund’s performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, index futures contracts (and options thereon) will be subject to the Adviser’s ability to predict correctly movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In writing options on futures, the Fund’s loss is potentially unlimited and may exceed the amount of the premium received.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2011, 6.07% Worst Quarter: 3rd Quarter, 2011, -4.03%
Average Annual Total Returns	One Year	Since Inception	Inception Date
Geier Strategic Total Return Fund	1.97%	1.86%	Dec 27, 2010
Geier Strategic Total Return Fund After Taxes on Distributions	1.54%	1.49%	Dec 27, 2010
Geier Strategic Total Return Fund After Taxes on Distributions and Sale of Fund Shares	1.40%	1.42%	Dec 27, 2010
Geier Strategic Total Return Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	8.82%	Dec 27, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 747-4268.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Geier Strategic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Geier Strategic Total Return Fund (the “Fund”) is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 91.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.30%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a flexible fund, which means it allocates its investments primarily among equity securities, fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and other investments that are selected mainly for their long-term growth potential. The Fund may invest in issuers of any size throughout the world. When choosing the combination of investments, the Adviser considers various factors, including opportunities for each position to increase in value, expected dividends, or interest income in the short term, intermediate term and long term, and in response to changing markets and economic trends. The Fund generally seeks some diversification across markets in an effort to manage portfolio volatility.

The Adviser seeks to provide conservative growth of the Fund over the long term by attempting to employ prudent investment risk within the Fund, while emphasizing protection of capital. The Fund may have unusually large allocations to cash and cash equivalents and may employ hedging strategies during periods when the Adviser believes a defensive posture is prudent. In selecting investments for the Fund, the Adviser uses an approach that combines fundamental “top-down” macro-economic analysis with technical analysis. The Adviser considers such macro-economic factors as economic conditions, earnings, industry and sector outlooks, politics, historical data, price-to-earnings ratios, dividends, general level of interest rates, company management and tax benefits as well as certain technical factors such as past market activity and price and volume data. The Adviser then looks for individual companies or securities that it believes are expected to offer earnings growth potential that may not be recognized by the market at large. The Adviser may also consider whether a particular security or other investment potentially offers current income.

Because of its conservative emphasis, the Fund may, at times, be heavily positioned in bonds and debt securities during normal market cycles. The Fund may go entirely into cash and also may employ hedging strategies through the use of ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a defensive posture is needed.

The Fund’s investments in equity securities may include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase common stock, and convertible securities, which are securities that are convertible into common stock), REITs, and shares of other investment companies (including open-end and closed-end funds and ETFs) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may make investments in securities of issuers in any market capitalization range.

The Fund’s investments in fixed income securities may include U.S. treasury notes and bonds, investment grade corporate debt securities, municipal securities, high-yield securities (commonly known as “junk bonds”), debt securities of foreign issuers and shares of other investment companies whose portfolios primarily consist of fixed income securities. The Fund will not observe any quality or maturity limitations with respect to the Fund’s fixed income investments.

The Fund may also invest in shares of other investment companies or ETFs whose portfolios primarily consist of physical commodities such as gold, silver, and other precious metals, as well as invest in the securities of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals.

The Adviser may utilize inverse ETFs, including double inverse (or ultra-short) ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a temporary defensive posture is needed. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling. Rather than sell a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETF’s that are correlated to the holding to mitigate the effect on the Fund.

The Fund may utilize derivatives. The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

The Adviser attempts to maintain the purchasing power of the Fund by considering the impact of CPI on inflation and the relationship of the U.S. dollar to other currencies. The Adviser may add investments to the Fund’s portfolio that offset inflationary and currency effects when it deems necessary - for example, the Fund may invest in ETF indices or other investments that are linked to the U.S. dollar and other currencies as well as the CPI index, that rise or fall based on the index, in an attempt to mitigate the adverse effect on Fund holdings.

The Adviser intends to position the Fund to reflect the overall macro environment as the Adviser views it for the coming year. The Advisor believes stocks, in general, are fairly valued. The Adviser anticipates holding substantially greater positions in bonds than in equities, while monitoring the dynamics of interest rates and the speed at which the economy expands. The portfolio will also likely be heavily weighted in higher grade global corporate bonds, utilities, and dividend paying stocks. The remainder of the portfolio will likely be allocated among gold and precious metals ETFs, lower grade high-yield bonds, emerging market securities, and REITs. These allocations may change at any time depending on the Adviser’s view of economic trends. The Adviser retains flexibility in the Fund’s investments, which allows the Adviser to react to an ever-changing economic environment.

		The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and sale of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Commodity Risk. Some of the funds and ETFs in which the Fund may invest may invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests (described below under “RIC Qualification Risk.” This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. The Adviser is under no contractual obligation to reimburse the Fund under its expense limitation arrangements for any tax liability that may arise as a result of the Fund’s failure to satisfy any aspect of the requirements to qualify as a RIC.

Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Small and Mid-Cap Risk. To the extent the Fund invests in underlying funds that invest in small and mid-cap companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

Municipal Securities Risk. Investing in municipal securities subjects the Fund to the risk that litigation, legislation or other political events, local businesses or economic conditions or the bankruptcy of the issuer could affect the issuer’s ability to make payments of principal and/or interest. Additionally, there is the risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Currency Risk. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Derivatives Risk. The Fund may use derivatives such as put and call options on stocks and stock indices, and it may use index futures contracts and options thereon. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund’s portfolio, the Fund’s performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, index futures contracts (and options thereon) will be subject to the Adviser’s ability to predict correctly movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In writing options on futures, the Fund’s loss is potentially unlimited and may exceed the amount of the premium received.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

		An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 747-4268
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2011, 6.07% Worst Quarter: 3rd Quarter, 2011, -4.03%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 747-4268.
Geier Strategic Total Return Fund | Geier Strategic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Recoupment or (Fee Waiver/Expense Reimbursement )	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses (Net of Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.08%
One Year	rr_ExpenseExampleYear01	211
Three Years	rr_ExpenseExampleYear03	643
Five Years	rr_ExpenseExampleYear05	1,102
Ten Years	rr_ExpenseExampleYear10	2,372
2011	rr_AnnualReturn2011	1.77%
2012	rr_AnnualReturn2012	1.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.03%)
One Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2010
Geier Strategic Total Return Fund | After Taxes on Distributions | Geier Strategic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2010
Geier Strategic Total Return Fund | After Taxes on Distributions and Sale of Fund Shares | Geier Strategic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2010
Geier Strategic Total Return Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2010

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding interest, taxes, brokerages commissions, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Excluded Expenses") to no more than 1.70% of the Fund's average daily net assets. The contractual arrangement is in effect through February 28, 2014. This limitation also excludes any "acquired fund fees and expenses" as that term is described in the Fund's prospectus. Under certain circumstances, the Adviser may recover any expenses waived and/or reimbursed during the three-year period prior to the period in which such expenses are waived and/or reimbursed (the "Recoupment Right"). To the extent the Adviser reimburses the Fund for any Excluded Expenses, the Adviser is entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013